15. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES (Details) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
2018	¥ 4,813
2019	838
2020	251
2021	112
2022	8
Total	6,022
Kai Yuan Center
2018	61,420
2019	44,184
2020	24,521
2021	5,240
2022	2,769
Total	¥ 138,134